Trade Accounts Receivables, Net - Additional Information (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accounts Receivable [line items]
Discount rate under discounted cash flows method	7.70%	7.33%
Financial assets impaired [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ 1,000	S/ 3,100
At fair value [member]
Disclosure Of Accounts Receivable [line items]
Non current receivables	S/ 1,013,000	S/ 1,060,000